Acquisitions and Collaborations - Collaborations - Additional Information (Detail) € in Millions, shares in Millions	1 Months Ended			3 Months Ended	12 Months Ended
	Feb. 29, 2016 USD ($)	Jun. 30, 2015 USD ($)	Nov. 30, 2013 USD ($) shares	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2015 EUR (€)
Acquisitions And Collaborations [Line Items]
Research and development expenses					$ 1,176,000,000		$ 820,000,000	$ 595,000,000
Unfunded milestone payments					2,100,000,000
Payments to collaboration partners classified as R&D expense
Acquisitions And Collaborations [Line Items]
Research and development expenses					430,000,000		242,000,000	80,000,000
Upfront payments to collaboration partners classified as R&D expense
Acquisitions And Collaborations [Line Items]
Research and development expenses					175,000,000		100,000,000	63,000,000
Milestone Payments to Collaboration Partners Classified as R&D Expense
Acquisitions And Collaborations [Line Items]
Research and development expenses					$ 215,000,000		117,000,000	15,000,000
Symphogen
Acquisitions And Collaborations [Line Items]
Option exercisable period					90 days	90 days
Symphogen | Research and Development Expenses
Acquisitions And Collaborations [Line Items]
Upfront payment upon collaborative agreement					$ 175,000,000
Maximum | Symphogen
Acquisitions And Collaborations [Line Items]
Additional payments related to development, regulatory and commercial milestones achieved | €						€ 1,200
Option exercise fee, maximum exercise price | €										€ 20
CTI BioPharma Corp.
Acquisitions And Collaborations [Line Items]
Collaboration milestone payment		$ 32,000,000
CTI BioPharma Corp. | Common Stock
Acquisitions And Collaborations [Line Items]
Payments to acquire stock			$ 27,000,000
CTI BioPharma Corp. | Upfront payments to collaboration partners
Acquisitions And Collaborations [Line Items]
Research and development expenses								33,000,000
Shares of Common stock acquired | shares			16
CTI BioPharma Corp. | Maximum | Development Regulatory And Commercial Milestone
Acquisitions And Collaborations [Line Items]
Business collaboration contingent consideration potential cash payment								302,000,000
SFJ Pharmaceuticals Group
Acquisitions And Collaborations [Line Items]
Contingent success payment description					The contingent success payments total approximately 5.5 times the incurred development costs	The contingent success payments total approximately 5.5 times the incurred development costs
Contingent success payment period		8 years
Research and development expenses offset					$ 58,000,000
SFJ Pharmaceuticals Group | Maximum
Acquisitions And Collaborations [Line Items]
Business collaboration development cost funding		$ 200,000,000
Merrimack Pharmaceuticals Collaboration | Upfront payments to collaboration partners
Acquisitions And Collaborations [Line Items]
Research and development expenses							100,000,000
Merrimack Pharmaceuticals Collaboration | Maximum | Development Regulatory And Commercial Milestone
Acquisitions And Collaborations [Line Items]
Business collaboration contingent consideration potential cash payment							$ 870,000,000
Coherus Biosciences, Inc | Upfront payments to collaboration partners
Acquisitions And Collaborations [Line Items]
Research and development expenses								30,000,000
Coherus Biosciences, Inc | Maximum | Development And Regulatory Milestones [Member]
Acquisitions And Collaborations [Line Items]
Business collaboration contingent consideration potential cash payment								$ 169,000,000
Momenta Pharmaceuticals | Upfront payments to collaboration partners
Acquisitions And Collaborations [Line Items]
Research and development expenses									$ 33,000,000
Momenta Pharmaceuticals | Maximum
Acquisitions And Collaborations [Line Items]
Business collaboration contingent consideration potential cash payment									$ 202,000,000
Phase I development costs | SFJ Pharmaceuticals Group | Maximum
Acquisitions And Collaborations [Line Items]
Business collaboration development cost funding		$ 50,000,000
Scenario, Forecast | Precision | Research and Development Expenses
Acquisitions And Collaborations [Line Items]
Upfront payment upon collaborative agreement				$ 105,000,000
Subsequent Event | Precision
Acquisitions And Collaborations [Line Items]
Percentage of participation option on co-development and co-promotion	50.00%
Subsequent Event | Maximum | Precision
Acquisitions And Collaborations [Line Items]
Additional payments related to development, regulatory and commercial milestones achieved	$ 1,600,000,000